Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2018
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	4Q18	3Q18	2Q18	1Q18
Contracts with customers (CHF million)
Investment and portfolio management	898	896	896	892
Other securities business	13	12	11	12
Underwriting	330	405	513	470
Brokerage	647	623	749	810
Other services	492	452	471	487
Total revenues from contracts with customers	2,380	2,388	2,640	2,671

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of / in	4Q18	3Q18	2Q18	1Q18
Contract balances (CHF million)
Contract receivables	791	845	838	758
Contract liabilities	56	66	63	67
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	16	7	13	13

Bank
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	4Q18	3Q18	2Q18	1Q18
Contracts with customers (CHF million)
Investment and portfolio management	866	856	850	843
Other securities business	18	21	21	23
Underwriting	330	422	513	470
Brokerage	647	605	748	812
Other services	513	470	476	490
Total revenues from contracts with customers	2,374	2,374	2,608	2,638

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
in / end of	4Q18	3Q18	2Q18	1Q18
Contract balances (CHF million)
Contract receivables	789	883	824	745
Contract liabilities	56	66	63	67
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	16	7	13	13